Commitment and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Commitments and Contingencies

Commitments

The following tables summarizes contractual obligations and commitments as of December 31, 2020:

	Payments due by Period
	Total	Less than 1 Year	1—3 Years	3—5 Years	More than 5 Years
	(in thousands)
Debt principal, interest and fees	$236,970	$17,438	$36,647	$38,584	$144,301
Operating lease obligations	7,475	774	1,763	1,865	3,073
Other contractual commitments	574	445	129	—	—

Total contractual obligations	$245,019	$18,657	$38,539	$40,449	$147,374

Debt Principal, Interest and Fees

Represents principal, estimated interest and fees on Notes payable. (See Note 8, “Notes Payable”). Since the Notes are subject to a floating rate, the estimated interest was based on the rate in effect during the last month of the fiscal year ended December 31, 2020.

Operating Lease Obligations

This relates to the lease of real property from third parties under non-cancelable operating leases. Total rent expense of $0.9 million, $0.6 million and $0.6 million was recognized for fiscal years 2020, 2019 and 2018, respectively. We recognize rent expense on a straight-line basis over the term of the lease, taking into account, when applicable, lessor incentives for tenant improvements. Deferred rent is recognized for the difference between the rent expense recognized on a straight-line basis and the payments made per the terms of the lease.

Other Contractual Commitments

Represents amounts payable to agreements related to information technology outsourcing services and other service agreements.

Office Space

On June 17, 2019, Open Lending, LLC executed a noncancellable operating lease agreement with G&I VII Barton Skyway, LP, a Delaware limited partnership (“Landlord”) to lease its current office space located at 1501 South MoPac Expressway, Suite 450, Austin, Texas 78746 for a period of 100 months starting on October 1, 2020. The Company moved into the new office space on September 1, 2020, which is considered as the lease commencement date under ASC 842. The Company does not have a lease payment due until four months after the stated commencement date per the agreement. The lease provides us with an extension option for a period of 60 months beyond the end of the initial term, subject to specific conditions outlined in the agreement. Prior to its move-in to the new office, the Company had an operating lease agreement for its office space at 901 S. MoPac Expressway, Bldg. 1, Austin, Texas 78746, which ended on September 30, 2020.

Contingencies. As of December 31, 2020, the Company is not involved in any claim, proceeding or litigation which may be deemed to have a material adverse effect on our consolidated financial statements taken as a whole.